Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 08, 2017
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Dec. 08, 2017
Document Effective Date	Dec. 08, 2017
Prospectus Date	Dec. 08, 2017
Pacer WealthShield℠ ETF | Pacer WealthShield ETF
Prospectus:
Trading Symbol	PWS